UNREALIZED LOSSES ON SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2012
Less Than Six Months
Fair Value	$ 73,885		$ 38,391
Gross Unrealized Losses	(641)		(81)
Six through Twelve Months
Fair Value	3,622		2,848
Gross Unrealized Losses	(47)		(70)
Twelve Months or Greater
Fair Value	5,009		15,455
Gross Unrealized Losses	(11)		(97)
Total
Fair Value	82,516		56,694
Gross Unrealized Losses	(699)		(248)
U.S. Government Agency Securities [Member]
Less Than Six Months
Fair Value	9,667		7,725
Gross Unrealized Losses	(328)		(2)
Six through Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value			357
Gross Unrealized Losses			(2)
Total
Fair Value	9,667		8,082
Gross Unrealized Losses	(328)		(4)
Corporate Debt Securities [Member]
Less Than Six Months
Fair Value	15,042		17,670
Gross Unrealized Losses	(78)		(61)
Six through Twelve Months
Fair Value	2,322		2,001
Gross Unrealized Losses	(29)		(68)
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value	17,364		19,671
Gross Unrealized Losses	(107)		(129)
Foreign Debt Securities [Member]
Less Than Six Months
Fair Value		[1]	1,093	[1]
Gross Unrealized Losses		[1]	(2)	[1]
Six through Twelve Months
Fair Value	518	[1]	575	[1]
Gross Unrealized Losses	(5)	[1]	(1)	[1]
Twelve Months or Greater
Fair Value		[1]		[1]
Gross Unrealized Losses		[1]		[1]
Total
Fair Value	518	[1]	1,668	[1]
Gross Unrealized Losses	(5)	[1]	(3)	[1]
Agency [Member]
Less Than Six Months
Fair Value	49,176		11,279
Gross Unrealized Losses	(235)		(12)
Six through Twelve Months
Fair Value	782		272
Gross Unrealized Losses	(13)		(1)
Twelve Months or Greater
Fair Value	4,900		11,260
Gross Unrealized Losses	(8)		(11)
Total
Fair Value	54,858		22,811
Gross Unrealized Losses	(256)		(24)
Private-label [Member]
Less Than Six Months
Fair Value			624
Gross Unrealized Losses			(4)
Six through Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value	109		3,838
Gross Unrealized Losses	(3)		(84)
Total
Fair Value	109		4,462
Gross Unrealized Losses	$ (3)		$ (88)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.